DERIVATIVE FINANCIAL INSTRUMENTS - Schedule of the Effects of Hedge Accounting (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Fair value hedges | Fixed rate mortgages
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of the effects of hedge accounting [Line Items]
Carrying amount of the hedged item, assets	£ 73,282	£ 88,791
Carrying amount of the hedged item, liabilities	0	0
Accumulated amount of fair value adjustment on the hedged item, assets	(2,602)	(872)
Accumulated fair value hedge adjustment on hedged item included in carrying amount, liabilities	0	0
Change in fair value of hedged item for ineffectiveness assessment £m	(3,198)	(2,080)
Fair value hedges | Fixed rate issuance
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of the effects of hedge accounting [Line Items]
Carrying amount of the hedged item, assets	0	0
Carrying amount of the hedged item, liabilities	52,190	58,648
Accumulated amount of fair value adjustment on the hedged item, assets	0	0
Accumulated fair value hedge adjustment on hedged item included in carrying amount, liabilities	2,392	1,967
Change in fair value of hedged item for ineffectiveness assessment £m	4,223	2,071
Fair value hedges | Fixed rate bonds
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of the effects of hedge accounting [Line Items]
Carrying amount of the hedged item, assets	19,259	25,019
Carrying amount of the hedged item, liabilities	0	0
Accumulated amount of fair value adjustment on the hedged item, assets	(1,549)	342
Accumulated fair value hedge adjustment on hedged item included in carrying amount, liabilities	0	0
Change in fair value of hedged item for ineffectiveness assessment £m	(2,350)	(758)
Cash flow hedges | Foreign currency issuance
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of the effects of hedge accounting [Line Items]
Change in fair value of hedged item for ineffectiveness assessment £m	(198)	(15)
Reserve of exchange differences on translation, continuing hedges	134	(28)
Cash flow hedge/currency translation reserve, discontinued hedges	90	76
Cash flow hedges | Customer deposits
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of the effects of hedge accounting [Line Items]
Change in fair value of hedged item for ineffectiveness assessment £m	(1,295)	(110)
Reserve of exchange differences on translation, continuing hedges	1,781	43
Cash flow hedge/currency translation reserve, discontinued hedges	(76)	(109)
Cash flow hedges | Customer loans
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of the effects of hedge accounting [Line Items]
Change in fair value of hedged item for ineffectiveness assessment £m	5,636	1,873
Reserve of exchange differences on translation, continuing hedges	(5,587)	(742)
Cash flow hedge/currency translation reserve, discontinued hedges	(868)	378
Cash flow hedges | Central bank balances
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of the effects of hedge accounting [Line Items]
Change in fair value of hedged item for ineffectiveness assessment £m	2,703	767
Reserve of exchange differences on translation, continuing hedges	(2,130)	(212)
Cash flow hedge/currency translation reserve, discontinued hedges	(965)	(78)
Cash flow hedges | Foreign exchange | Customer deposits
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of the effects of hedge accounting [Line Items]
Change in fair value of hedged item for ineffectiveness assessment £m	0	21
Reserve of exchange differences on translation, continuing hedges	0	0
Cash flow hedge/currency translation reserve, discontinued hedges	£ 3	£ 0